Reserves - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Claims and Benefits Payable
Favorable (unfavorable) loss development	$ 0.1
Assurant Health and AEB
Claims and Benefits Payable
Favorable (unfavorable) loss development	$ 2.7	$ (0.3)